U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2

Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.


1.	Name and address of issuer:

	EquiTrust Money Market Fund, Inc.
	5400 University Avenue
	West Des Moines, IA  50266-5997



2. Name of each series or class of securities for which this
Form is filed (if the Form is being filed for all series and classes of securities of the issuer, check the box but do not
list series or classes):  /  /	N/A



3.	Investment Company Act File Number:  811-03121

Securities Act File Number:  2-70162



4.(a).	Last day of fiscal year for which this Form is filed:
	July 31, 1999



4.(b).	/   /  Check box if this Form is being filed late
(i.e., more than 90 days after the end of the issuer's fiscal year). (See instruction A.2)

Note:	If the Form is being filed late, interest must be paid
on the registration fee due.



4.(c).	/   /  Check box if this is the last time the issuer
will be filing this Form.



5.	Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24f:	$  88,755,042

(ii) Aggregate price of securities redeemed or
Repurchased during the fiscal year:	$  83,744,301

(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending no
earlier than October 11, 1995 that were not
previously used to reduce registration fees payable
to the Commission:			$                  0

(iv) Total available redemption credits (add items 5(ii) and
5(iii)):	$  83,744,301

(v) Net sales
(if item 5(i) is greater than item 5(iv), subtract item
5(iv) from item 5(i)):				$    5,010,741

(vi) Redemption credits available for use in future years
(if item 5(i) is less than 5(iv), subtract item 5(iv) from
item 5(i)):	$                   0

(vii) Multiplier for determining registration fee (See
instruction C.9):	X     .000278

(viii)Registration fee due (multiply item 5(v) by item
5(vii))(enter "0" if no fee is due):		=$        1,393



6. Prepaid Shares

If the response item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
 N/A

If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here: N/A



7. Interest due - if this Form is being filed more than 90 days
after the end of the issuer's fiscal year (see instruction D):	+$



8. Total of the amount of the registration fee due plus any
interest due (line 5(viii) plus line 7):	=$            1,393



9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

Method of Delivery:	/ X /  Wire Transfer /   / Mail or other
means



SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   /s/ Kristi Rojohn
By (Signature and Title)*
Kristi Rojohn, Assistant Secretary

Date   October 27, 1999

*Please print the name and title of the signing officer below the signature.